Commitments and contingencies (Detail Textuals 1)		12 Months Ended
	Sep. 10, 2015 EUR (€)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)		Dec. 31, 2015 CAD ($)
Commitments And Contingencies [Line Items]
Royalty expense		$ 1,242,587	$ 1,795,089		$ 1,207,772
Royalty payment		$ (1,829,295)	$ (1,712,390)	[1]	$ (642,768)
Payment for expansion of label | €	€ 300,000
Period over which contingent liability is payable	3 years
MC-1
Commitments And Contingencies [Line Items]
Percentage of royalty		3.90%
Birmingham Associates Ltd | AGGRASTAT
Commitments And Contingencies [Line Items]
Terms of quarterly sales		60 days
Birmingham Associates Ltd | AGGRASTAT | Upto 200000
Commitments And Contingencies [Line Items]
Percentage of royalty		4.00%
Birmingham Associates Ltd | AGGRASTAT | Between 200000 and 400000
Commitments And Contingencies [Line Items]
Percentage of royalty		6.00%
Birmingham Associates Ltd | AGGRASTAT | Above 400000
Commitments And Contingencies [Line Items]
Percentage of royalty		8.00%

[1]	Restated